CONCENTRATION AND RISKS (Details) - item	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONCENTRATION AND RISKS
Depreciation in reporting currency, percentage	2.70%	1.50%	1.70%
Accounts payable | Supplier concentration risk | Two suppliers
CONCENTRATION AND RISKS
Number of suppliers		2
Concentration risk, percentage		52.00%
Accounts payable | Supplier concentration risk | Three customers
CONCENTRATION AND RISKS
Number of suppliers	3
Concentration risk, percentage	86.00%